Non-controlling interests - by instruments (Details) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	£ 1,231	£ 1,223
Preference shares [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	529	529
Preference shares [member] | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	529	529
Preference shares [member] | 6.278% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	318	318
Preference shares [member] | 4.75% non-cumulative callable preference shares | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	211	211
Upper Tier 2 instruments [member] | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	691	691
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 1 | Barclays Bank PLC [member] | Floating interest rate [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	93	93
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 2 | Barclays Bank PLC [member] | Floating interest rate [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	179	179
Upper Tier 2 instruments [member] | 5.03% Undated Reverse Dual Currency Subordinated Note (JPY8bn) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	39	39
Upper Tier 2 instruments [member] | 5.0% Reverse Dual Currency Subordinated (JPY12bn) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	53	53
Upper Tier 2 instruments [member] | Undated Floating Rate Primary Capital Notes Series 3 (GBP 145m) | Barclays Bank PLC [member] | Floating interest rate [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	20	20
Upper Tier 2 instruments [member] | 9% Permanent Interest Bearing Capital Bonds (GBP 100m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	40	40
Upper Tier 2 instruments [member] | 7.125% Undated Subordinated Notes (GBP 525m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	158	158
Upper Tier 2 instruments [member] | 6.125% Undated Subordinated Notes (GBP 550m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	34	34
Upper Tier 2 instruments [member] | 9.25% Perpetual Sub Notes (ex Woolwich) (GBP 150m) | Barclays Bank PLC [member]
Disclosure of classes of share capital [line items]
Equity attributable to non-controlling interest	£ 75	£ 75